Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Dec. 23, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Dec. 29, 2014
Direxion Monthly S&P 500(R) Bull 2X Fund | Investor Class
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Trading Symbol	DXSLX
Direxion Monthly S&P 500(R) Bear 2X Fund | Investor Class
Risk/Return:
Trading Symbol	DXSSX
Direxion Monthly NASDAQ-100(R) Bull 2X Fund | Investor Class
Risk/Return:
Trading Symbol	DXQLX
Direxion Monthly Small Cap Bull 2X Fund | Investor Class
Risk/Return:
Trading Symbol	DXRLX
Direxion Monthly Small Cap Bear 2X Fund | Investor Class
Risk/Return:
Trading Symbol	DXRSX
Direxion Monthly Emerging Markets Bull 2X Fund | Investor Class
Risk/Return:
Trading Symbol	DXELX
Direxion Monthly Latin America Bull 2X Fund | Investor Class
Risk/Return:
Trading Symbol	DXZLX
Direxion Monthly China Bull 2X Fund | Investor Class
Risk/Return:
Trading Symbol	DXHLX
Direxion Monthly Natural Resources Bull 2X Fund | Investor Class
Risk/Return:
Trading Symbol	DXCLX
Direxion Monthly 7-10 Year Treasury Bull 2X Fund | Investor Class
Risk/Return:
Trading Symbol	DXKLX
Direxion Monthly 7-10 Year Treasury Bear 2X Fund | Investor Class
Risk/Return:
Trading Symbol	DXKSX
Direxion Dynamic HY Bond Fund | Investor Class
Risk/Return:
Trading Symbol	PDHYX